Segment information - Geographical information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of geographic information
Number of operating segments | segment	1
Number of reporting segments | segment	1
Revenue from contracts with customers	$ 2,194.0	$ 1,582.0	$ 1,020.0
Philippines
Disclosure of geographic information
Revenue from contracts with customers	344.0	287.0	284.0
Germany
Disclosure of geographic information
Revenue from contracts with customers	312.0	242.0	0.0
United States
Disclosure of geographic information
Revenue from contracts with customers	311.0	208.0	243.0
Canada
Disclosure of geographic information
Revenue from contracts with customers	188.0	139.0	16.0
Net long-lived assets	2,543.0	2,753.0
Guatamela
Disclosure of geographic information
Revenue from contracts with customers	185.0	152.0	118.0
Spain
Disclosure of geographic information
Revenue from contracts with customers	130.0	82.0	0.0
Bulgaria
Disclosure of geographic information
Revenue from contracts with customers	124.0	104.0	90.0
El Salvador
Disclosure of geographic information
Revenue from contracts with customers	121.0	111.0	91.0
Ireland
Disclosure of geographic information
Revenue from contracts with customers	111.0	92.0	94.0
Other
Disclosure of geographic information
Revenue from contracts with customers	368.0	165.0	$ 84.0
Net long-lived assets	$ 400.0
Outside of Canada
Disclosure of geographic information
Net long-lived assets		$ 360.0